COMMITMENTS AND CONTINGENT LIABILITIES (Commissions and Royalty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commissions arrangements:
Commission expenses	$ 528	$ 679	$ 411
Royalty commitments:
Royalty expense	174	42	148
Limco Piedmont Inc [Member]
Royalty commitments:
Royalty expense	$ 1,648	$ 2,310	$ 1,689
Limco Piedmont Inc [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
Royalties percentage rate for sales of additional products developed by third parties	10.00%
Limco Piedmont Inc [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	13.00%
Royalties percentage rate for sales of additional products developed by third parties	20.00%
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	1.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	12.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	10.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	20.00%